Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

As of December 31, 2020 and 2019, the Company held $124.0 million and $19.9 million, respectively, of investment securities, comprised of U.S. Treasury securities.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

Financial instruments classified within Level 2 of the fair value hierarchy are valued based on other observable inputs. When quoted prices in active markets for identical assets or liabilities are not available, the Company relies on non-binding quotes from its investment managers, which are based on proprietary valuation models of independent pricing services. These models generally use inputs such as observable market data, quoted market prices for similar instruments, or historical pricing trends of a security relative to its peers. To validate the fair value determination provided by its investment managers, the Company reviews the pricing movement in the context of overall market trends and trading information from its investment managers. In addition, the Company assesses the inputs and methods used in determining the fair value in order to determine the classification of securities in the fair value hierarchy.

The carrying amounts of cash equivalents and marketable securities approximate their fair value based upon quoted market prices. Certain of the Company’s financial instruments are recorded at amounts that approximate their fair value, rather than at fair value on a recurring basis, due to their liquid or short-term nature, such as cash, accounts payable and accrued expenses.

The unrealized losses on short-term investments as of December 31, 2020 were insignificant. The Company does not believe that these unrealized losses are credit related but are rather a reflection of current market yields and/or current marketplace bid/ask spreads. The Company has not recognized an allowance for credit losses as of December 31, 2020.

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

		December 31, 2020
	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash equivalents
Money Market Funds Invested in U.S. government obligations(1)	Level 1	$4,844	$—	$—	$4,844
Short-term and long-term investments
U.S. Treasury securities	Level 2	123,998	28	—	124,026

Total		$128,842	$28	$—	$128,870

(1)	Included in cash and cash equivalents on the balance sheet

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 (in thousands):

		December 31, 2019
	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash equivalents
Money Market Funds Invested in U.S. government obligations(1)	Level 1	$69	$—	$—	$69
Short-term and long-term investments
U.S. Treasury securities	Level 2	19,912	13	—	19,925

Total		$19,981	$13	$—	$19,994

(1)	Included in cash and cash equivalents on the balance sheet

There were no transfers between Levels 1, 2, or 3 during the years ended December 31, 2020 and 2019, respectively.